Summary of Significant Accounting Policies - Summary of Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other loan receivables
Loans to equity accounted investees and joint venture partners	$ 206,903	$ 85,248
Total direct financing leases and other loan receivables	833,964	734,558
Payment activity [Member] | Performing [Member]
Summary of financing receivables
Direct financing leases	436,601	459,908
Other loan receivables
Long term receivable included in other assets	1,704	786
Collateral [Member]
Other loan receivables
Investment in term loans and interest receivable	69,371
Collateral [Member] | Performing [Member]
Other loan receivables
Investment in term loans and interest receivable	119,385	188,616
Other internal metrics [Member] | Performing [Member]
Other loan receivables
Loans to equity accounted investees and joint venture partners	$ 206,903	$ 85,248